Transactions with Related Parties and Joint Operators - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 90,500		S/ 106,900	$ 111.7
Accounts receivable from related parties maturity periods			60 days
Impairment loss			S/ 18,000
Long-term accounts receivable from related parties	S/ 773,930		S/ 531,384
Discount rate	6.33%		7.14%
Discounted Value	S/ 76,900	$ 22.8
Collection rights, related parties	244,000
Accounts payable from related parties maturity periods			60 days
Related parties [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	S/ 515,000
Discount rate	2.92%